SUPPLEMENT DATED SEPTEMBER 15, 2003 TO THE
                                                               UNIVERSAL ANNUITY
                                                    PROSPECTUS DATED MAY 1, 2003

The following information supplements, and to the extent inconsistent therewith, replaces the information in the Universal Annuity prospectus. Please retain this supplement and keep it with the prospectus for future reference.

1. EFFECTIVE SEPTEMBER 15, 2003, the cover is supplemented to include the following available variable funding option:

TRAVELERS SERIES FUND INC.

     SB Adjustable Rate Income Portfolio - Class I Shares

The Fund Fees and Expenses table in the Fee Table section is supplemented as follows:

                                                                    TOTAL ANNUAL
                                                                     OPERATING
                                                                      EXPENSES
                                     DISTRIBUTION                     (BEFORE
                     MANAGEMENT FEE     AND/OR     OTHER EXPENSES      EXPENSE
                    (BEFORE EXPENSE  SERVICE FEES  (BEFORE EXPENSE   REIMBURSE-
FUNDING OPTION       REIMBURSEMENT)     (12B-1)    REIMBURSEMENT)      MENT)#
-------------------  --------------  ------------  ---------------  ------------
TRAVELERS SERIES
FUND INC.
SB Adjustable Rate
Income Portfolio -
Class I............       0.60%          0.25%          0.21%           1.06%**

** "Other Expenses" are based on estimated amounts for the current fiscal year.

The Examples in the Fee Table section are supplemented as follows:

                                                                          IF CONTRACT IS NOT SURRENDERED
                                       IF CONTRACT IS SURRENDERED AT        OR ANNUITIZED AT THE END OF
                                         THE END OF PERIOD SHOWN:                  PERIOD SHOWN
                                     ----------------------------------  ----------------------------------
FUNDING                                         3       5        10                 3       5        10
OPTION                               1 YEAR   YEARS   YEARS     YEARS    1 YEAR    YEARS   YEARS    YEARS
---------------                      -------  ------- -------  --------  -------  ------- -------  --------
TRAVELERS SERIES FUND INC.

  SB Adjustable Rate
     Portfolio--Class I                748      1263    1805     2784      248      763     1305     2784

The Variable Funding Options section is supplemented as follows:

TRAVELERS SERIES FUND INC.
   SB Adjustable Rate Portfolio--      Seeks high current income and to      Smith Barney Fund Management,
     Class I                           limit the degree of fluctuation       LLC
                                       of its net asset value resulting
                                       from movements in interest rates.
                                       The Fund normally invests in adjustable
                                       rate securities.


2. EFFECTIVE SEPTEMBER 15, 2003, the Alliance Growth Portfolio changed its name to the Strategic Equity Portfolio. Therefore, all references to the "Alliance Growth Portfolio" are replaced with "Strategic Equity Portfolio." Additionally, the subadviser and investment objective have changed; therefore the table in "The Variable Funding Options" is revised as follows:


TRAVELERS SERIES FUND INC.
   Strategic Equity Portfolio          Seeks capital appreciation. The       TIA
                                       Fund normally invests in equity       Subadviser: Fidelity
                                       securities, primarily in common       Management & Research Company
                                       stocks of domestic issuers, and
                                       is not constrained to any
                                       particular investment style.

September 2003                                                           L-23038

                                        MARTA A. COLLINS
                                        Counsel
                                        Travelers Life & Annuity, 18CP
                                        Telephone: (860) 308-6980
                                        Fax: (860) 308-3923


September 18, 2003



Securities and Exchange Commission
450 Fifth Street, NW.
Washington, D.C. 20549
Attention:  IM Filing Desk


Re:    Rule 497(e) Filings

The Travelers Fund U for Variable Annuity
Universal Annuity, File No. 2-79529; 811-3575

The Travelers Fund BD for Variable Annuity
Vintage, File No. 33-73466; 811-08242

The Travelers Fund BD II for Variable Annuity
Vintage, File No. 33-58131; 811-07259

The Travelers Separate Account Nine for Variable Annuities
Vintage II, File No. 333-82009; 811-09422
Portfolio Architect 3, and Vintage 3, File No. 333-65926; 811-09411

The Travelers Separate Account Ten for Variable Annuities
Vintage II, File No. 333-82013; 811-09413
Portfolio Architect 3, and Vintage 3, File No. 333-65922; 811-09413

The Travelers Separate Account BD III for Variable Annuities
Vintage Xtra, and Portfolio Architect Xtra, File No. 333-70657; 811-08225

The Travelers Separate Account BD IV for Variable Annuities
Vintage Xtra, and Portfolio Architect Xtra, File No. 333-70659; 811-08223

The Travelers Fund ABD for Variable Annuities
Portfolio Architect, File No. 33-65343; 811-07465
Premier Advisers II, File No. 333-65506; 811-07465
Travelers Access, and Travelers Access Select, File No. 333-23311; 811-07465

The Travelers Fund ABD II for Variable Annuities
Portfolio Architect, File No. 33-65339; 811-07463
Premier Advisers II, File No. 333-65500; 811-07463
Travelers Access, and Travelers Access Select, File No. 333-23327; 811-07463

The Travelers Separate Account QP
Gold Track, and Gold Track Select; File No. 333-00165; 811-07487

The Travelers Separate Account TM for Variable Annuities
Travelers Marquis, File No. 333-40193; 811-08477

The Travelers Separate Account TM II for Variable Annuities Travelers Marquis, File No. 333-40191; 811-08479

The Travelers Separate Account Five for Variable Annuities Travelers Retirement Account, File No. 333-58783; 811-08867

The Travelers Separate Account Six for Variable Annuities Travelers Retirement Account, File No. 333-58809; 811-08869

TIC Variable Annuity Separate Account 2002
Vintage Access, Portfolio Architect Access, and Scudder Advocate Advisor, File No. 333-100435; 811-21220

TLAC Variable Annuity Separate Account 2002
Vintage Access, Portfolio Architect Access, and Scudder Advocate Advisor, File No. 333-100434; 811-21221

TIC Separate Account Eleven for Variable Annuities
Pioneer Annuistar Plus, Portfolio Architect Plus, and Scudder Advocate Rewards, File No. 333-101778; 811-21266

TLAC Separate Account Twelve for Variable Annuities
Pioneer Annuistar Plus, Portfolio Architect Plus, and Scudder Advocate Rewards, File No. 333-101814; 811-21266

TIC Separate Account Thirteen for Variable Annuities
Pioneer Annuistar Annuity, Portfolio Architect II,
File No. 333-101777; 811-21263

TLAC Separate Account Fourteen for Variable Annuities
Pioneer Annuistar Annuity, Portfolio Architect II,
File No. 333-101815; 811-21267


Members of the Commission:

Pursuant to Rule 497(e), we transmit for filing supplements for the above referenced products.

Please direct any questions regarding this filing to me at (860) 308-6980.

Sincerely,

/s/Marta A. Collins